February 19, 2010

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, DC 20549

Re:               AIM Investment Funds
CIK No. 0000826644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Class A, Class B, Class C, Class Y, Class R and Institutional Class shares, as applicable, of Invesco Alternative Opportunities Fund, Invesco Pacific Growth Fund, Invesco Van Kampen Emerging Markets Fund, Invesco Van Kampen Global Bond Fund, Invesco Van Kampen Global Equity Allocation Fund, Invesco Van Kampen Global Franchise Fund, Invesco Van Kampen Global Tactical Asset Allocation Fund, Invesco Van Kampen International Advantage Fund, Invesco Van Kampen International Growth Fund, Invesco Commodities Strategy Fund, Invesco FX Alpha Plus Strategy Fund, Invesco FX Alpha Strategy Fund, Invesco Global Advantage Fund, Invesco Global Dividend Growth Securities Fund, Invesco Health Sciences Fund and Invesco International Growth Equity Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 91 to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 91 was filed electronically with the Securities and Exchange Commission on February 18, 2010.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Sincerely,

/s/ Peter Davidson

Peter Davidson
Assistant General Counsel